Employee Benefit Expenses (Including Directors' Emoluments) (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of employee benefits [Abstract]
Employee Benefit Expense

	Year ended December 31,
	2022	2021	2020
		US$ in millions
Wages, salaries, bonus and termination costs	$895	$930	$919
Staff meals	39	45	46
Pension costs - defined contribution plan	35	36	35
Share-based compensation, net of amount capitalized(i)	35	10	15
Other employee benefit expenses	28	28	35
	$1,032	$1,049	$1,050

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(i)    Share-based compensation of US$1 million, less than US$1 million and US$1 million were capitalized during the years ended December 31, 2022, 2021 and 2020, respectively. For further information related to the Company’s equity award plan and LVS’ equity award plan, see Note 27 to the consolidated financial statements.

Directors' Emoluments
The remuneration of the Company’s Directors is as follows:

	Fees	Salaries and other allowances	Discretionary bonuses(i)	Pension costs	Estimated monetary value of other benefits(ii)	Total
	US$ in thousands
Year ended December 31, 2022
Executive Directors
Robert Glen Goldstein(iii)	$—	$—	$—	$—	$—	$—
Wong Ying Wai	—	3,001	1,501	150	4,577	9,229
Chum Kwan Lock, Grant(iv)	—	3,124	1,801	90	3,871	8,886
Non-Executive Director
Charles Daniel Forman	200	—	—	—	—	200
Independent Non-Executive Directors
Chiang Yun	230	—	—	—	—	230
Victor Patrick Hoog Antink	230	—	—	—	—	230
Steven Zygmunt Strasser	230	—	—	—	—	230
Kenneth Patrick Chung	200	—	—	—	—	200
	$1,090	$6,125	$3,302	$240	$8,448	$19,205

	Fees	Salaries and other allowances	Discretionary bonuses(i)	Pension costs	Estimated monetary value of other benefits(ii)	Total
	US$ in thousands
Year ended December 31, 2021
Executive Directors
Sheldon Gary Adelson(v)	$—	$—	$—	$—	$—	$—
Robert Glen Goldstein(iii)	—	—	—	—	—	—
Wong Ying Wai	—	3,000	750	150	1,020	4,920
Chum Kwan Lock, Grant(iv)	—	2,732	885	87	1,163	4,867
Non-Executive Director
Charles Daniel Forman	200	—	—	—	—	200
Independent Non-Executive Directors
Chiang Yun	221	—	—	—	—	221
Victor Patrick Hoog Antink	230	—	—	—	—	230
Steven Zygmunt Strasser	230	—	—	—	—	230
Kenneth Patrick Chung	200	—	—	—	—	200
	$1,081	$5,732	$1,635	$237	$2,183	$10,868

	Fees	Salaries and other allowances	Discretionary bonuses(i)	Pension costs	Estimated monetary value of other benefits(ii)	Total
	US$ in thousands
Year ended December 31, 2020
Executive Directors
Sheldon Gary Adelson(v)	$—	$—	$—	$—	$—	$—
Wong Ying Wai	—	2,724	—	136	2,832	5,692
Non-Executive Directors
Robert Glen Goldstein(iii)	—	—	—	—	—	—
Charles Daniel Forman	200	—	—	—	—	200
Independent Non-Executive Directors
Chiang Yun	200	—	—	—	—	200
Victor Patrick Hoog Antink	230	—	—	—	—	230
Steven Zygmunt Strasser	230	—	—	—	—	230
Kenneth Patrick Chung	200	—	—	—	—	200
	$1,060	$2,724	$—	$136	$2,832	$6,752

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(i)    The discretionary bonuses for the years ended December 31, 2022 and 2021 were in relation to services in the respective years, and were determined by reference to the individual performance of the Directors and the Chief Executives and the Group’s performance, and approved by the Remuneration Committee.
(ii)    Other benefits mainly include the share options and restricted share units under the Equity Award Plan, accommodation, meals, home visit travel costs and medical insurance. The value of the share options and restricted share units granted to the Directors represents the amount recognized as an expense during the year in accordance with IFRS 2 Share-based payment.
(iii)    Robert Glen Goldstein was appointed as the Acting Chairman, Acting Chief Executive Officer, the Acting Chairman of the Nomination Committee, and was re-designated as an Executive Director of the Company, in each case, with effect from January 7, 2021. Subsequently he was appointed as the Executive Director of the Company, as the Chairman of the Board, the Chief Executive Officer and the Chairman of the Nomination Committee of the Company, in each case, with effect from January 27, 2021.
(iv)    Chum Kwan Lock, Grant was appointed as the Executive Director of the Company with effect from January 7, 2021.
(v)    Sheldon Gary Adelson took a medical leave of absence from his positions as the Chairman, Chief Executive Officer and the Chairman of the Nomination Committee of the Company and was re-designated as a Non-Executive Director of the Company, in each case, with effect from January 7, 2021. Mr. Adelson passed away in the United States on January 11, 2021.

Emoluments for Non-Director Highest Paid Individuals	The emoluments of the remaining individuals for the years ended December 31, 2022, 2021 and 2020, were as follows:

	Year ended December 31,
	2022	2021	2020
	US$ in thousands
Basic salaries, allowances and benefits in kind	$4,737	$4,874	$6,530
Discretionary bonus(i)	3,602	1,347	—
Share-based compensation(ii)	5,485	1,415	2,846
Pension costs	148	132	206
	$13,972	$7,768	$9,582

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(i)    The discretionary bonuses for the years ended December 31, 2022 and 2021 were in relation to services in the respective years.
(ii) The value of the share options and restricted share units granted to the individuals represents the amount recognized as an expense during the year in accordance with IFRS 2 Share-based payment.
Number of Non-Director Highest Paid Individuals
The emoluments of the above mentioned individuals fall within the following bands:

		Year ended December 31,
		2022	2021	2020
Range in HK$	Range in US$ equivalent	Number of individuals
10,500,001 – 11,000,000	1,347,000 – 1,411,000	—	—	1
13,500,001 – 14,000,000	1,732,000 – 1,796,000	—	—	1
17,500,001 – 18,000,000	2,245,000 – 2,309,000	—	—	1
18,500,001 - 19,000,000	2,373,000 - 2,437,000	—	1	—
19,500,001 - 20,000,000	2,501,000 - 2,565,000	—	1	—
22,000,001 - 22,500,000	2,822,000 - 2,886,000	—	1	—
27,000,001 - 27,500,000	3,463,000 - 3,527,000	1	—	—
32,000,001 – 32,500,000	4,105,000 – 4,169,000	—	—	1
40,500,001 - 41,000,000	5,195,000 - 5,259,000	2	—	—
		3	3	4